CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 39,463	$ 32,622
Short-term bank deposits	4,468	3,005
Restricted deposit	2,460	2,299
Trade receivables (net of allowance for doubtful accounts of $1,112 and $959 at December 31, 2011 and 2012, respectively)	17,920	13,230
Unbilled accounts receivable	2,394	4,855
Other accounts receivable and prepaid expenses (Note 3)	2,671	5,438
Inventories (Note 4)	8,535	9,664
Deferred income taxes (Note 14)	502	508
Total current assets	78,413	71,621
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	1,048	1,423
Long-term deposits and restricted bank deposits	48	2,202
Severance pay fund	2,220	2,121
Total long-term investments and receivables	3,316	5,746
PROPERTY AND EQUIPMENT, NET (Note 5)	7,122	6,460
OTHER INTANGIBLE ASSETS, NET (Note 6)	171	190
GOODWILL (Note 7)	2,014	1,970
Total assets	91,036	85,987
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	5,358	5,357
Current maturities of long-term bank debt (Note 10)	33	33
Trade payables	6,725	6,724
Customer advances	6,895	5,877
Other accounts payable and accrued expenses (Note 9)	10,200	13,137
Total current liabilities	29,211	31,128
LONG-TERM LIABILITIES:
Long-term bank debt (Note 10)	6	38
Deferred income taxes (Note 14)	210	205
Accrued severance pay	3,283	3,605
Total long-term liabilities	3,499	3,848
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2011 and December 31, 2012; Issued and outstanding: 15,819,822 shares at December 31, 2011 and 16,098,022 shares at December 31, 2012	4,887	4,813
Additional paid-in capital	66,183	64,920
Accumulated other comprehensive income	4,749	4,486
Foreign currency translation adjustments (Company's stand alone financial statements)	2,224	603
Accumulated deficit	(19,717)	(23,811)
Total shareholders' equity	58,326	51,011
Total liabilities and shareholders' equity	$ 91,036	$ 85,987